Leases (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($)	Sep. 30, 2021	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Lessee, Lease, Description [Line Items]
Operating Lease, Weighted Average Discount Rate, Percent	4.90%		5.00%	4.90%	4.90%
Operating Lease, Cost			$ 35,437,000	$ 21,824,000	$ 17,782,000
Operating Lease, Weighted Average Remaining Lease Term	6 months		5 years 3 months 18 days	6 months	1 year 4 months 24 days
Variable Lease, Cost			$ 33,072,000	$ 14,545,000	$ 10,642,000
Operating Lease Liability, Cash Paid included in lease liability measurement				0	15,287,000
Sublease Income			23,466,000	20,430,000	17,825,000
Right of use assets obtained in exchange for operating lease liabilities			$ 0	$ 0	$ 50,296,000
Number of vessels			5
Operating lease cost- post acquisition			$ 117,000
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other assets		Other assets	Other assets
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Accounts payable and accrued expenses		Accounts payable and accrued expenses	Accounts payable and accrued expenses
Ocean Tree Phoenix [Member]
Lessee, Lease, Description [Line Items]
Vessels time charter-in			1
DWT			62,100
Daily Base Rate	$ 10,885		$ 10,885	$ 10,885
Bareboat charter agreement time period	9 months	1 year
TCI Zhenjiang [Member]
Lessee, Lease, Description [Line Items]
DWT			81,100
Charter-in rate percent of Baltic Exchange 74K DWT Panamax Index			118.00%
Yangze 11 [Member]
Lessee, Lease, Description [Line Items]
DWT			82,000
Daily Base Rate, Year 1			$ 12,000
Daily Base Rate, Year 2			12,500
Daily Base Rate, Year 3			13,000
Daily Base Rate, Year 4			$ 14,500
New Time Charter In, 2019 [Member]
Lessee, Lease, Description [Line Items]
Vessels time charter-in			5
TCI-Taizhou [Member]
Lessee, Lease, Description [Line Items]
DWT			81,100
Charter-in rate percent of Baltic Exchange 74K DWT Panamax Index			118.00%
CL Suzhou [Member]
Lessee, Lease, Description [Line Items]
Charter-in rate percent of Baltic Exchange 74K DWT Panamax Index			118.00%
Minimum | Yangze 11 [Member]
Lessee, Lease, Description [Line Items]
Bareboat charter agreement time period			24 months